TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES
Summary of trade receivables

	As of December 31,
Current Trade receivables	2020	2019
Ordinary receivables	28,835	29,280
Contractual asset IFRS 15	46	164
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	165	186
Allowance for doubtful accounts	(10,090)	(6,534)
	18,956	23,096
Non-current trade receivables
Ordinary receivables	53	72
Contractual asset IFRS 15	6	40
	59	112
Total trade receivables, net	19,015	23,208

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2020	2019
At the beginning of the fiscal year	(6,534)	(5,547)
Additions - Bad debt expenses	(10,805)	(8,619)
Uses and Currency translation adjustments (includes RECPAM)	7,249	7,632
At the end of the year	(10,090)	(6,534)